ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 8 - ACCRUED EXPENSES

Accrued expenses consisted of the following:

	December 31,
(in thousands)	2025	2024
Product sales provisions(1)	$—	$2,107
Research and development(2)	547	6,622
Professional services	379	491
Other	15	52
Total accrued expenses	$941	$9,272
(1)	Comprised primarily of liabilities related to product returns associated with the MST Franchise.
(2)	Comprised primarily of accruals related to fees for contract research organizations, investigative sites, and other service providers that assist in conducting preclinical research studies and clinical trials.